Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Description of accounting policy for segment reporting [text block] [Abstract]
Schedule of company’s internal financial reporting system
	Products	Covid-19 Services	Patient Services	Total
Revenues from external customers	50	97	4,911	5,058
Segment loss	3,386	301	3,476	7,163
Unallocated G&A expenses				4,106
Finance expenses, net				3,622
Loss before income taxes				14,891

	Products	Patient Services	Total
Revenues from external customers	41	4,859	4,900
Segment loss	4,243	4,803	9,046
Unallocated G&A expenses			3,254
Finance expenses, net			406
Loss before income taxes			12,706

	Products	Patient Services	Total
Revenues from external customers	12	5,514	5,526
Segment loss	6,147	5,076	11,223
Unallocated G&A expenses			1,556
Finance expenses, net			3,587
Loss before income taxes			16,366